Commitments and Contingencies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Loss Contingencies [Line Items]
Percent of royalties paid must equal the dollar linked amount of the grants received	100.00%
Total commitment in respect of royalty-bearing participations	$ 2,960	$ 2,960
Rental expenses under the lease agreements	1,243	837	676
Line of credit	$ 154
Minimum [Member]
Loss Contingencies [Line Items]
Royalty rates	2.00%
Maximum [Member]
Loss Contingencies [Line Items]
Royalty rates	5.00%
Silicom Research and Development [Member] | Minimum [Member]
Loss Contingencies [Line Items]
Royalty rates	2.00%
Silicom Research and Development [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Royalty rates	3.50%
July 1, 1997 - January 31, 2000 Project [Member]
Loss Contingencies [Line Items]
Royalty rates	4.00%